UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment [  ];  Amendment Number:
                                                 ----

  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Abingdon Capital Management
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Address:  1320 Old Chain Bridge Road Suite 230
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          McLean, VA 22101
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Form 13F File Number:  28- 10324
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name:   Robert Bryan Jacoboski
        ----------------------
Title:  President
        ----------------------
Phone:  703-748-1176
        ----------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski           McLean, VA                 May 10, 2004
----------------------          -------------               ------------
     [Signature]                [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:       ZERO
                                         -----------

Form 13F Information Table Entry Total:  20
                                         -----------

Form 13F Information Table Value Total:  335,559
                                         -----------
                                         (thousands)



List of Other Included Managers:         NONE
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

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----

AMR CORP                        COM      001765106   11,211    880,700 SH    SOLE         N/A         880,700     0       0

CADIZ                           COM      127537108       47      6,582 SH    SOLE         N/A           6,582     0       0

CONSECO CORP.                   COM      208464883   33,061  1,427,500 SH    SOLE         N/A       1,427,500     0       0

CONSOLIDATED TOMOKA LD CO       COM      210226106    1,477     39,800 SH    SOLE         N/A          39,800     0       0

COUNTRYWIDE FINANCIAL           COM      222372104   53,422    557,064 SH    SOLE         N/A         557,064     0       0

ENDURANCE SPECIALTY HLDGS LTD   SHS      G30397106   16,619    467,600 SH    SOLE         N/A         467,600     0       0

FEDERAL HOME LN MTG CORP        COM      313400301   50,278    851,300 SH    SOLE         N/A         851,300     0       0

FEDERAL NATIONAL MTG ASSOCIATIN COM      313586109   51,242    689,200 SH    SOLE         N/A         689,200     0       0

LAIDLAW INTERNATIONAL           COM      50730R102   18,602  1,278,500 SH    SOLE         N/A       1,278,500     0       0

LOEWS CORPORATION               COM      540424108   17,854    302,300 SH    SOLE         N/A         302,300     0       0

NVR INC                         COM      62944T105    1,969      4,280 SH    SOLE         N/A           4,280     0       0

NOVEL DENIM HOLDINGS            ORD      G6674P109      836    428,600 SH    SOLE         N/A         428,600     0       0

STUDENT LN CORP                 COM      863902102   12,385     79,900 SH    SOLE         N/A          79,900     0       0

STANDARD COML CORP              COM      853258101    9,724    524,200 SH    SOLE         N/A         524,200     0       0

SAFEWAY INC                     COM      786514208   14,486    703,900 SH    SOLE         N/A         703,900     0       0

TRIARC COMPANIES A              CL A     895927101    3,967    362,600 SH    SOLE         N/A         362,600     0       0

TRIARC COMPANIES B              CL B     895927309    9,907    903,900 SH    SOLE         N/A         903,900     0       0

VALUE LINE INC                  COM      920437100      316      6,000 SH    SOLE         N/A           6,000     0       0

WASHINGTON GROUP                COM      938862208   14,510    395,900 SH    SOLE         N/A         395,900     0       0

WELLPOINT                       COM      94973H108   13,646    120,000 SH    SOLE         N/A         120,000     0       0

                                TOTAL MARKET VALUE  335,559
